Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter revenues	$ 186,953	$ 143,231	$ 92,643
Time charter expenses	(13,473)	(12,027)	(13,925)
Direct vessel expenses	(61)	(92)	(415)
Management fees	(26,343)	(19,746)	(11,004)
General and administrative expenses	(4,965)	(4,303)	(3,208)
Depreciation and amortization	(63,971)	(41,174)	(15,877)
Write-off of intangible asset	(3,979)	0	0
Interest expense and finance cost, net	(9,244)	(6,360)	(8,048)
Interest income	821	1,017	261
Compensation expense	0	0	(6,082)
Other income	272	85	94
Other expense	(675)	(120)	(117)
Net income	$ 65,335	$ 60,511	$ 34,322
Weighted average units outstanding (basic and diluted)
Common unit holders	45,409,807	33,714,905	17,174,185
Subordinated unit holders	7,621,843	7,621,843	7,621,843
General partner unit holders	1,102,689	864,017	516,441
Subordinated Series A unit holders	1,000,000	1,000,000	1,000,000
Earnings per unit
Common unit (basic and diluted)	$ 1.33	$ 1.51	$ 1.47
Subordinated unit (basic and diluted)	$ 0.46	$ 1.11	$ 1.09
General Partner Unit (basic and diluted)	$ 1.19	$ 1.42	$ 1.4
Subordinated Series A unit (basic and diluted)	$ 0	$ 0	$ 0